Share Based Compensation (Tables)	12 Months Ended
Mar. 31, 2024
Text Block [Abstract]
Summary of Continuity of Deferred Share Units
Continuity of deferred share units are as follows:

	March 31, 2024	March 31, 2023

Opening balance	215,628	54,558

Granted	187,549	156,629

Dividend equivalents and other adjustments	12,511	4,441

Vested and settled	(70,920)	-

Ending balance	344,768	215,628

Summary of Continuity RSUs
Continuity RSUs are as follows:

	March 31, 2024	March 31, 2023

Opening balance	144,682	-

Granted based on achievement of service and performance conditions	457,935	141,203

Dividend equivalents and other adjustments, net of cancellations and forfeitures	4,635	3,479

Ending balance	607,252	144,682

Summary of Continuity of PSUs
Continuity of PSUs are as follows:

	March 31, 2024	March 31, 2023

Opening balance	178,407	-

Granted based on achievement of service and performance conditions	78,821	164,667

Dividend equivalents and other adjustments, net of cancellations and forfeitures	(25,331)	13,740

Ending balance	231,898	178,407